Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Investments in associates [Line Items]
Disclosure of interests in associates [text block]
(a)	This caption is made up as follows:

	Share in equity
	2018	2017	2018	2017
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,108,284	1,124,008
Minera Yanacocha S.R.L.	43.65	45.95	271,036	324,861
Compañía Minera Coimolache S.A.	40.10	40.10	89,554	86,183
			1,468,874	1,535,052
Other minor investments			1,835	1,835
Joint ventures			2,673	-

			1,473,382	1,536,887

Disclosure of detailed information about the net share in profit loss of associates [Text Block]
(b)	The table below presents the net share in profit (loss) of associates:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(35,582)	(76,585)	(455,598)
Sociedad Minera Cerro Verde S.A.A.	23,444	68,521	66,763
Compañía Minera Coimolache S.A.	10,994	21,271	23,514

	(1,144)	13,207	(365,321)

Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	960,758	1,055,135
Non-current assets	1,086,714	964,260
Current liabilities	(128,170)	(123,315)
Non-current liabilities	(1,335,579)	(1,236,965)

Shareholders’ equity, reported	583,723	659,115

Groups’ interest	254,795	302,863
Goodwill	16,241	21,998

	271,036	324,861

Disclosure of detailed information about income statement of associates [Text Block]
	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Net sales	657,358	645,176	761,193

Net loss from continued operations	(81,517)	(175,454)	(1,043,752)

Share in results	(35,582)	(76,585)	(455,598)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,485,537	1,563,874
Non-current assets	6,069,175	6,127,133
Current liabilities	(408,754)	(510,790)
Non-current liabilities	(2,037,086)	(1,991,055)

Shareholders’ equity, reported	5,108,872	5,189,162

Group’s interest	1,000,521	1,016,245
Goodwill	107,763	107,763

	1,108,284	1,124,008

Disclosure of detailed information about income statement of associates [Text Block]
	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Revenue	3,054,026	3,202,931	2,384,154

Net income from continued operations	119,710	349,881	340,907

Share in results	23,444	68,521	66,763

Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	99,887	101,668
Non-current assets	261,782	278,866
Current liabilities	(39,204)	(44,411)
Non-current liabilities	(86,103)	(106,332)

Shareholders’ equity, reported	236,362	229,791

Adjustments to conform to the accounting policies of the Group	(13,003)	(14,843)

Shareholders’ equity, adjusted	223,359	214,948

Group’s interest	89,554	86,183

Disclosure of detailed information about income statement of associates [Text Block]
	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Revenue	225,447	203,790	198,873

Net income from continued operations	25,584	50,787	56,856
Adjustments to conform to the accounting policies	1,837	2,265	1,790

Net income, adjusted	27,421	53,052	58,646

Share in results	10,994	21,271	23,514